Balance Sheets (unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	100
Common stock, shares issued	35,390,679	0
Common stock, shares outstanding	35,390,679	0